NEWBUILDINGS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Movement In Construction In Progress [Roll Forward]
Balance at December 31, 2021	$ 130,633
Additions, net	153,173
Interest capitalized	2,021
Transfer to Vessels and Equipment, net	(192,798)
Balance at June 30, 2022	$ 93,029